Related Party Transactions - Receivable from (Payable to) Related Parties (Details) capsule in Millions	12 Months Ended
	Jun. 30, 2021 CAD ($) capsule	Jun. 30, 2020 CAD ($) capsule
Disclosure of transactions between related parties [line items]
Amounts receivable from (payable to) related parties	$ 10,096,000	$ 1,877,000
Equipment loan receivable from joint venture
Disclosure of transactions between related parties [line items]
Loan receivable from investments in associates	$ 10,096,000	3,242,000
Interest rate on related party loan receivable	5.00%
Annual repayment basis on related party loan receivable, percentage of borrower EBITDA	50.00%
Amounts receivable, maturity period	10 years
Investments in associates
Disclosure of transactions between related parties [line items]
Production costs with investments in associates	$ 0	$ (1,365,000)
Current purchase commitments (in number of capsules) | capsule		42.7
Remaining annual purchase commitments (in number of capsules) | capsule	20.0
Claim regarding performance of purchase agreement | Investments in associates
Disclosure of transactions between related parties [line items]
Purchase commitment	$ 0	$ 900,000